Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Lease liabilities

21.    Lease liabilities

TNCL entered into a contract with Cordula Limited, Tanzania for lease of office space in Dar Es Salaam used for operations in 2021 for term five (5) years and an additional contract in 2023 for four (4) years. The lease contract does not include variable lease payments. As at December 31, 2023, the average remaining lease term was three (3) years and eight (8) months.

Lifezone’s Tanzanian subsidiary, Tembo Nickel entered into a contract with AKO Group Limited, Tanzania for lease of accommodation units at the Kabanga Nickel mining camp to be used by personnel and contracts of TNCL and Lifezone. The lease has a term three (3) years. The lease contract does not include variable lease payments. As at December 31, 2023, the remaining lease term was two (2) years and eight (8) months.

Lifezone’s Australian subsidiary, Asia-Pacific Pty Ltd leases office space in Perth used for operations from Trustees of the Christian Brothers, Australia. The lease contract does not include variable lease payments. As at December 31, 2023, the remaining lease term was one (1) year and seven (7) months.

As part of the Simulus acquisition (please refer to Note 27), Lifezone assumed the existing lease obligations of Simulus. Simulus entered into a contract with the Seattle Investments Pty Ltd, Australia for lease of office and warehouse space in Perth used for operations in 2020. The terms of the lease were five (5) years. The lease contract does not include variable lease payments. As at December 31, 2023, the remaining lease term was one (1) year and one (1) months.

On August 3, 2023, Simulus entered into a contract with Nowa Pty Ltd Australia for lease of office and warehouse space in Perth used for operations in 2022. The terms of the lease were five (5) years. The lease contract does not include variable lease payments. As at December 31, 2023, the remaining lease term was four (4) years and seven (7) months.

Lifezone’s obligations under its leases are secured by lessor’s title to the leased assets.

The roll forward analysis of lease liability is presented below:

	December 31, 2023	December 31, 2022
	$	$
At January 1	395,880	—
Additions	1,677,918	456,068
Interest accretion on lease liability	52,075	20,745
Payments	(338,171)	(80,933)
At December 31	1,787,702	395,880

Current	602,557	105,304
Non-current	1,185,145	290,576
	1,787,702	395,880

Shown below is the maturity analysis of the undiscounted minimum lease payments:

Undiscounted future lease payments

	December 31, 2023	December 31, 2022

	$	$
Less than 1 year	678,051	122,513
More than 1 year but less than 5 years	1,236,050	311,850
	1,914,101	434,363